Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2023
Identification and business activity
Schedule of significant investments in subsidiaries

	Country of
	incorporation	Ownership as of December 31,
	and business	2023		2022
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía de Minas Buenaventura S.A.A. (i)	Peru	100.00	—	100.00	—
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (ii)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (ii)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca (iii)	Peru	33.00	67.00	33.00	67.00
Minera La Zanja S.R.L. (iv)	Peru	100.00	—	100.00	—
Minera Julcani S.A. de C.V.	Mexico	—	—	99.80	0.20
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Julcani S.A. de C.V. (vi)	Mexico	—	—	99.80	0.20

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Insurance brokerage:
Contacto Corredores de Seguros S.A. (v)	Peru	—	—	99.98	0.02

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—
(i)

As of December 31, 2023, includes four operating mining units in Peru (Orcopampa, Julcani, Uchucchacua and Tambomayo), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel). As of December 31, 2022, includes three operating mining units in Perú (Orcopampa, Julcani and Tambomayo), a mining unit temporarily suspended (Uchucchacua), two discontinued mining units (Poracota and Shila-Paula) and a mining unit in development stage (San Gabriel).

(ii)	As of December 31, 2023, and 2022, the participation of the Company in the voting rights of El Brocal is 61.43%.
(iii)

Until March 30, 2022, Buenaventura held a direct and indirect ownership of 60%, and the remaining 40% was held by Newmont Corporation (hereinafter “Newmont”). On April 1, 2022, the subsidiary S.M.R.L. Chaupiloma Dos de Cajamarca (hereinafter “Chaupiloma”) carried out a demerger of 40% of their equity in favor of Newmont Perú Royalty S.R.L. corresponding to the percentage of shares of Newmont in Chaupiloma in favor of Buenaventura. As a result, the direct and indirect ownership of Buenaventura in that subsidiary increased from 60% to 100%. This transaction was accounted as a transaction between owners. Moreover, the subsidiary Chaupiloma transferred all its mining concessions to Minera Yanacocha S.R.L. (hereinafter “Yanacocha”), receiving as consideration an amount similar to percentage of the production sold of Yanacocha, as well as the production of future concessions. During 2023 and 222, the Group has recognized revenues for the transfer of property mining rights for US$9,843,000 and US$8,455,000; respectively, see note 28(a).

(iv)

On February 7, 2022, Buenaventura signed the definite agreements with Newmont for the sale of its holdings in Yanacocha. As part of this transaction, Newmont transferred to Buenaventura its shares of 46.94% in La Zanja, receiving a consideration determined over the future production of the said mining unit. On the other hand, Newmont paid US$45,000,000 to Buenaventura with the purpose of covering part of the mine closure future costs of La Zanja, which are presented in the caption “Other capital reserves” in the consolidated statements of changes in equity for an amount of US$31,628,000 (US$45,000,000 net of taxes). This transaction was accounted as a transaction between owners. Furthermore, the profit of non-controlling interest amounting to US$18,240,000 was reclassified in the caption “Accumulated earnings” in the consolidated statements of changes in equity.

(v)

On November 2, 2023, Buenaventura and Howden HoldCo Perú S.A.C. signed a contract for the sale of the shares of Contacto Corredores de Seguros S.A., as a result of this transaction, the Company recognized income from the sale of its investment for US$41.5 million, see note 28, of which US$27 million were collected. As of December 31, 2023, the Company has accounts receivable from Howden for US$12.5 million. See more details in note 7(f).

(vi)

On December 18, 2023, Buenaventura sold the shares held in Minera Julcani S.A. de C.V. (México), for an amount of US$0.039 million, which was fully collected. The net cost of the disposal due to the sale of this investment was US$0.069 million, see note 28.